Concentrations	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Concentrations

NOTE 8 – CONCENTRATIONS

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist principally of temporary cash investments.

The Company places its temporary cash investments with financial institutions insured by the FDIC. No amounts exceeded federally insured limits as of December 31, 2017. There have been no losses in these accounts through December 31, 2017.

Concentration of Revenue

In 2017, the Company had 1 customer that made up 14% or more of its revenue. In 2016, no customers were more than 10% of revenue.